Fair Value Measurements (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	$ 812,364,867	$ 721,516,818
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	469,690,584	370,544,068
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	105,308,075	157,873,312
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	574,998,659	528,417,380
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	574,998,659	528,417,380
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	469,690,584	370,544,068
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	105,308,075	157,873,312
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	0	0
Significant Other Observable Inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	0	0
Significant Other Observable Inputs (Level 2) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	0	0
Significant Unobservable Inputs (Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	0	0
Significant Unobservable Inputs (Level 3) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	0	0
Fair Value Measured at Net Asset Value Per Share | Collective trust fund investments measured at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Total assets measured at fair value	$ 237,366,208	$ 193,099,438